Commitments - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 EUR (€)	Nov. 30, 2020 USD ($)
Disclosure of Commitments [Line Items]
Cost of the project plan | €			€ 4,000
Percentage of cost held by company	48.00%
Oncology Platform
Disclosure of Commitments [Line Items]
Long term purchase commitements	$ 1,253			$ 586
Taimed Agreement
Disclosure of Commitments [Line Items]
Percentage of cost held by investor	52.00%
Trogarzo
Disclosure of Commitments [Line Items]
Long term purchase commitements	$ 6,598			14,042
Multidose pass injector developed
Disclosure of Commitments [Line Items]
Line of credit facility outstanding	724			1,217
Revolving credit facility
Disclosure of Commitments [Line Items]
Revolving credit facility face value	1,000	$ 1,500
Line of credit facility outstanding	$ 0			$ 0
Canadian prime variable rate | Revolving Credit Facility CAD
Disclosure of Commitments [Line Items]
Debt instrument variable rate spread	1.00%	1.00%	1.00%
U.S. prime variable rate | Revolving Credit Facility USD
Disclosure of Commitments [Line Items]
Debt instrument variable rate spread	1.00%	1.00%	1.00%